CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Jan. 18, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 25, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Total current assets	$ 109,374,000			$ 101,971,000			$ 101,243,000
Total assets	136,927,000			136,175,000			141,760,000
Current liabilities:
Accounts payable	7,539,000			6,923,000			7,089,000
Total current liabilities	46,857,000			56,344,000			44,891,000
Commitments and Contingencies
Stockholders' Equity:
Common stock, $0.0001 par value; 400,000,000 shares authorized; 6,346,714 and 9,287,693 shares issued and outstanding (excluding 11,202,651 and 21,182,947 shares subject to possible redemption) at June 30, 2020 and December 31, 2019, respectively	3,000			3,000			3,000
Additional paid-in capital	260,549,000			240,474,000			190,549,000
Cumulative effect of changes in accounting policy	(197,128,000)			(164,016,000)			(96,790,000)
Total stockholders' equity	63,175,000			76,246,000	$ 82,006,000		93,615,000		$ 111,479,000	$ 95,419,000
Total liabilities and stockholders' equity	136,927,000			136,175,000			141,760,000
GRAF INDUSTRIAL CORP.
Current assets:
Cash	382,747			698,322	931,916		1,440,897
Prepaid expenses	48,060			29,467			101,363
Total current assets	430,807			727,789			1,542,260
Investments held in Trust Account	117,294,619			248,988,147			244,890,301
Total assets	117,725,426			249,715,936			246,432,561
Current liabilities:
Accounts payable	167,737			28,004			110,177
Accrued expenses	359,196			500			100,000
Franchise tax payable	100,100			200,000			103,013
Income tax payable	71,879			155,308			214,655
Warrant liabilities	0		$ 0	32,502,650			15,136,749	$ 0
Total current liabilities	698,912			32,886,462			15,664,594
Commitments and Contingencies
Common stock, $0.0001 par value; 11,202,651 and 21,182,947 shares subject to possible redemption at June 30, 2020 and December 31, 2019, respectively	112,026,510			211,829,470			225,767,960
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding	0			0			0
Common stock, $0.0001 par value; 400,000,000 shares authorized; 6,346,714 and 9,287,693 shares issued and outstanding (excluding 11,202,651 and 21,182,947 shares subject to possible redemption) at June 30, 2020 and December 31, 2019, respectively	635			929			789
Additional paid-in capital	17,853,006			14,846,199			923,412
Cumulative effect of changes in accounting policy	(12,853,637)			(9,847,124)			4,075,806
Total stockholders' equity	5,000,004	$ 5,778,444		5,000,004	$ 5,000,003	$ 5,000,002	5,000,007	$ 0
Total liabilities and stockholders' equity	$ 117,725,426			$ 249,715,936			$ 246,432,561